Dividend Per Ordinary Share - Schedule of Dividends to Shareholders of the Parent (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends [Line Items]
Dividends per ordinary share	€ 0.67	€ 0.66	€ 0.65
Dividends on ordinary shares [member]
Disclosure of Dividends [Line Items]
Dividends per ordinary share	€ 0.67	€ 0.66	€ 0.65
Dividends	€ 2,603	€ 2,560	€ 2,519
Interim dividends [member] | Dividends on ordinary shares [member]
Disclosure of Dividends [Line Items]
Dividends per ordinary share	€ 0.24	€ 0.24	€ 0.24
Dividends	€ 933	€ 931	€ 929
Final dividends [member] | Dividends on ordinary shares [member]
Disclosure of Dividends [Line Items]
Dividends per ordinary share	€ 0.43	€ 0.42	€ 0.41
Dividends	€ 1,670	€ 1,629	€ 1,590